Stock-Based Compensation - CIE Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CIE Stock Option Activity, Shares
Granted	0
Caesars Interactive Entertainment [Member]
CIE Stock Option Activity, Shares
Outstanding as of December 31, 2015	0	21,057
Granted		377	10,350	1,135
Exercised		(909)	(1,984)	(3,822)
Forfeited		(248)
Outstanding as of December 31, 2016		0	21,057
Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price Outstanding, Beginning of Period	$ 0.00	$ 9,584.64
Weighted Average Exercise Price per Share (1)		19,166.18	$ 15,352.49	$ 9,976.43
Weighted Average Exercise Price Exercised		2,456.64
Weighted Average Exercise Price Forfeited		11,723.63
Weighted Average Exercise Price Outstanding, End of Period		$ 0.00	$ 9,584.64
Weighted Average Remaining Contractual Term [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		0 years	7 years 10 months
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		$ 0
Caesars Interactive Entertainment [Member] | Discontinued Operations, Disposed of by Sale [Member] | Social and Mobile Games [Member]
CIE Stock Option Activity, Shares
Forfeited		(20,277)
Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price Forfeited		$ 10,056.24